UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                        FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Mountain Pacific Investment Advisers, Inc.
Address:	877 Main St.  Suite 704
		Boise, ID  83702

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Rod MacKinnon
Title:	Secretary/Treasurer
Phone:	208-336-1422
Signature, Place, and Date of Signing:

	Rod MacKinnon	Boise, Idaho	August 31, 1999

Report Type (Check only one.)

[x]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ] 	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	75
Form 13F Information Table Value Total:	$314476

List of Other Included Managers:

	NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              001957109      311  5576.00 SH       SOLE                  5576.00
Abbott Laboratories            COM              002824100     3525 77679.00 SH       SOLE                 77679.00
Airgas Inc                     COM              009363102      898 73300.00 SH       SOLE                 73300.00
Albertson's Inc                COM              013104104     3696 71685.34 SH       SOLE                 71685.34
American Home Products         COM              026609107     1107 19300.00 SH       SOLE                 19300.00
Analysts International         COM              032681108     3393 236025.00SH       SOLE                236025.00
Ansaldo Signal NV              COM              N05515106      225 72000.00 SH       SOLE                 72000.00
Applied Power Inc Cl A         COM              038225108     2586 94700.00 SH       SOLE                 94700.00
AptarGroup Inc                 COM              038336103    11085 369500.00SH       SOLE                369500.00
Arrow Electronics, Inc         COM              042735100     2708 142550.00SH       SOLE                142550.00
BISYS Group Inc                COM              055472104     4095 70000.00 SH       SOLE                 70000.00
Baldor Electric                COM              057741100     6384 321183.00SH       SOLE                321183.00
Bank One Corp                  COM              06423A103     3415 57341.00 SH       SOLE                 57341.00
Bank of America Corp           COM              06605F102      245  3343.00 SH       SOLE                  3343.00
Bed Bath & Beyond Inc          COM              075896100      262  6800.00 SH       SOLE                  6800.00
Bristol-Myers Squibb Co        COM              110122108      282  4000.00 SH       SOLE                  4000.00
CCB Financial Corp             COM              124875105      529 10000.00 SH       SOLE                 10000.00
Cendant Corp                   COM              151313103      228 11132.00 SH       SOLE                 11132.00
Centennial Bancorp             COM              15133T104      360 26085.00 SH       SOLE                 26085.00
Coca Cola Co                   COM              191216100      671 10829.25 SH       SOLE                 10829.25
Comcast Corp Cl A SPL          COM              200300200      284  7400.00 SH       SOLE                  7400.00
Comerica Inc                   COM              200340107     1857 31250.00 SH       SOLE                 31250.00
Compass Bancshares Inc         COM              20449H109     3021 110850.00SH       SOLE                110850.00
Computer Task Group            COM              205477102      818 48100.00 SH       SOLE                 48100.00
Concord EFS Inc                COM              206197105      444 10500.00 SH       SOLE                 10500.00
Conmed Corp                    COM              207410101     2986 97500.00 SH       SOLE                 97500.00
Costco Companies               COM              22160Q102     1057 13200.00 SH       SOLE                 13200.00
Covance Inc                    COM              222816100     4320 180450.00SH       SOLE                180450.00
Danaher Corp                   COM              235851102    16891 290600.00SH       SOLE                290600.00
Donaldson Co                   COM              257651109     8928 364400.00SH       SOLE                364400.00
Electronic Data Systems Corp   COM              285661104      805 14222.00 SH       SOLE                 14222.00
Equifax Inc                    COM              294429105    10380 290855.79SH       SOLE                290855.79
Exxon Corp                     COM              302290101     1238 16056.00 SH       SOLE                 16056.00
FIserv Inc                     COM              337738108    11670 372695.00SH       SOLE                372695.00
Fifth Third Bancorp            COM              316773100     1979 29730.00 SH       SOLE                 29730.00
First American Corp            COM              318900107     3078 74050.00 SH       SOLE                 74050.00
First Data Corp                COM              319963104    14175 289653.00SH       SOLE                289653.00
First Security Corp            COM              336294103      848 31136.00 SH       SOLE                 31136.00
General Electric Co            COM              369604103      441  3900.00 SH       SOLE                  3900.00
Hannaford Bros. Co             COM              410550107    10355 193550.00SH       SOLE                193550.00
Healthsouth Corp               COM              421924101      161 10800.00 SH       SOLE                 10800.00
Hewlett-Packard Co             COM              428236103      352  3500.00 SH       SOLE                  3500.00
Home Depot Inc                 COM              437076102      694 10772.00 SH       SOLE                 10772.00
IdaCorp Inc                    COM              451107106      246  7800.00 SH       SOLE                  7800.00
Idex Corp                      COM              45167R104    10572 321574.00SH       SOLE                321574.00
Infinity Broadcasting Corp Cl  COM              45663G107     1307 44225.00 SH       SOLE                 44225.00
Intel Corp                     COM              458140100      547  9200.00 SH       SOLE                  9200.00
International Business Machine COM              459200101     2328 18012.00 SH       SOLE                 18012.00
Littelfuse Inc                 COM              537008104     1598 83000.00 SH       SOLE                 83000.00
Lucent Technologies Inc        COM              549463107     2602 38588.00 SH       SOLE                 38588.00
MBNA Corp                      COM              55262L100      412 13460.25 SH       SOLE                 13460.25
MediaOne Group Inc             COM              58440J104      369  4968.00 SH       SOLE                  4968.00
Merck & Co                     COM              589331107     3142 42676.00 SH       SOLE                 42676.00
Metro Information Services Inc COM              59162P104     1882 113200.00SH       SOLE                113200.00
National City Corp             COM              635405103    11140 170075.00SH       SOLE                170075.00
North Fork Bancorp             COM              659424105    10385 485825.00SH       SOLE                485825.00
Old Kent Financial Corp        COM              679833103     1037 24772.65 SH       SOLE                 24772.65
Omnicare Inc                   COM              681904108      958 75886.00 SH       SOLE                 75886.00
Pfizer Inc                     COM              717081103     3194 29300.00 SH       SOLE                 29300.00
RPM Inc                        COM              749685103     3605 254115.00SH       SOLE                254115.00
Rite Aid Corp                  COM              767754104     1349 54800.00 SH       SOLE                 54800.00
Robert Half International Inc  COM              770323103      477 18475.00 SH       SOLE                 18475.00
Royal Dutch Petroleum Co       COM              780257804      201  3340.00 SH       SOLE                  3340.00
Schwab, Charles Corp           COM              808513105      327  3000.00 SH       SOLE                  3000.00
Sealed Air Corp                COM              81211K100    17356 267525.00SH       SOLE                267525.00
Teleflex Inc                   COM              879369106    15996 368250.00SH       SOLE                368250.00
Tellabs Inc                    COM              879664100      297  4400.00 SH       SOLE                  4400.00
Tiffany & Co                   COM              886547108      449  4650.00 SH       SOLE                  4650.00
Tyco International             COM              902124106    34345 362475.00SH       SOLE                362475.00
U.S. Bancorp                   COM              902973106    17928 537165.00SH       SOLE                537165.00
U.S. Foodservice               COM              90331R101     2911 68300.00 SH       SOLE                 68300.00
Universal Health Services      COM              913903100     4140 86700.00 SH       SOLE                 86700.00
Watsco, Inc                    COM              942622200     1425 87000.00 SH       SOLE                 87000.00
Westamerica Bancorp            COM              957090103     2062 56500.00 SH       SOLE                 56500.00
Zions Utah Bancorp             COM              989701107    17101 269300.00SH       SOLE                269300.00